DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Maximum Credit Exposure of Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [abstract]
Third party trade receivables (Note 17)	$ 21,318	$ 17,242
Finance lease income receivable (Note 17)	835	1,185
Cash & cash equivalents (Note 18)	30,277	23,564	$ 77,109	$ 101,953
Short-term investments (Note 19)		34,043
Total maximum credit exposure	$ 52,430	$ 76,034